Expense Example, No Redemption - (Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) - (Allspring Intermediate Tax/AMT-Free Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	145	465	823	1,832